Summary of Outstanding Warrants Issued (Detail) (USD $)	3 Months Ended
	Mar. 31, 2015	Aug. 14, 2013	Nov. 30, 2010
Class Of Warrant Or Right [Line Items]
Warrants Outstanding	741,047
Warrant exercise price		$ 10.00	$ 26.50
Consultant Warrant
Class Of Warrant Or Right [Line Items]
Warrants Outstanding	85,000
Warrant exercise price	$ 10.70
Issue Date	Aug. 13, 2014
Expiration Date	Aug. 13, 2019
Opus Warrant
Class Of Warrant Or Right [Line Items]
Warrants Outstanding	100,000
Warrant exercise price	$ 9.90
Issue Date	Mar. 31, 2014
Expiration Date	Mar. 31, 2019
Two Thousand And Thirteen Private Placement Warrant
Class Of Warrant Or Right [Line Items]
Warrants Outstanding	186,878
Warrant exercise price	$ 10.00
Issue Date	Aug. 14, 2013
Expiration Date	Aug. 14, 2017
Two Thousand And Ten Private Placement Warrant
Class Of Warrant Or Right [Line Items]
Warrants Outstanding	369,169
Warrant exercise price	$ 26.50
Issue Date	Nov. 14, 2010
Expiration Date	Nov. 14, 2015